Net Loss Per Share of Common Stock (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt conversion price per share					$ 14.28
Reduction in basic and diluted net loss per share					0.09
Original net loss per common stock - basic and diluted					(0.61)
Net loss per common stock - basic and diluted	$ (0.13)	$ (0.18)	$ (0.29)	$ (0.31)	$ (0.70)	$ (0.71)
2018 Private Placement Transactions [Member]
Debt conversion price per share	$ 14.28		$ 14.28
Number of common stock to be issued					28,971
Number of common stock to be issued, value					$ 506,993
Shares issued price per share					$ 17.50